April 20, 2007

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Re:	BJ’s Wholesale Club, Inc.

Commission File No. 001-13143

Definitive Proxy Materials

Ladies and Gentlemen:

On behalf of BJ’s Wholesale Club, Inc. (the “Company”), transmitted herewith for filing pursuant to Rule 14a-6(b) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are definitive copies of the Notice of Annual Meeting of Stockholders, Proxy Statement and Proxy relating to the Company’s 2007 Annual Meeting of Stockholders to be held on May 24, 2007 (the “Annual Meeting”). The Company expects to begin mailing these definitive proxy materials to its stockholders on or about April 20, 2007.

In accordance with Instruction 3 to Item 10 of Schedule 14A, attached as an appendix to the proxy statement is the 2007 Stock Incentive Plan to be acted upon at the Annual Meeting. In accordance with Instruction 5 to Item 10 of Schedule 14A, the Company hereby supplementally informs the Commission that the Company expects to file a Registration Statement on Form S-8 to register the shares of common stock that are issuable under the 2007 Stock Incentive Plan shortly after the Annual Meeting, assuming stockholder approval of the plan.

In accordance with the requirements of Rule 14a-3(c) under the Act, seven paper copies of the Company’s Annual Report to Stockholders for the fiscal year ended February 3, 2007, which is also scheduled to be mailed to stockholders, along with the definitive proxy materials, on or about April 20, 2007, will be mailed to the Commission under separate cover.

If you have any questions or comments regarding this filing, please contact the undersigned at (508) 651-6670. Thank you for your attention to this matter.

Very truly yours,

/s/ Lon F. Povich
Lon F. Povich
Senior Vice President, General Counsel and Secretary

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